Deferred Revenue (Details Narrative) (10K)	12 Months Ended
Dec. 31, 2018 USD ($)
Amortization period of deferred revenue liability	3 years
Deferred net revenue	$ 1,213,218
Minimum [Member]
Amortization period of deferred revenue liability	1 year
Maximum [Member]
Amortization period of deferred revenue liability	5 years